Fair Value Measurements - Schedule of Fair Value Hierarchy for Liabilities Not Measured at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Carrying Amount	$ 4,716.5	$ 4,011.0
Senior unsecured notes | Not measured at fair value
Disclosure of fair value measurement of liabilities [line items]
Carrying Amount	971.6	548.1
Senior unsecured notes | Not measured at fair value | Level 1
Disclosure of fair value measurement of liabilities [line items]
Carrying Amount	0.0	0.0
Senior unsecured notes | Not measured at fair value | Level 2
Disclosure of fair value measurement of liabilities [line items]
Carrying Amount	979.4	548.2
Senior unsecured notes | Not measured at fair value | Level 3
Disclosure of fair value measurement of liabilities [line items]
Carrying Amount	$ 0.0	$ 0.0